OPERATING INCOME (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Analysis of income and expense [abstract]
Operating income	kr (103,724)	kr (140,481)	kr (132,691)
Operating expense	116,352	146,691	165,273
Capitalized development costs (NOTE 5)	kr 9,157	kr 7,023	kr 16,727